Redeemable Convertible Preferred Stock Warrants Liability - Additional Information (Detail) - Micromidas, Inc. - $ / shares	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012	Mar. 31, 2021	Dec. 31, 2020
Series A Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued		122,400
Warrants exercise price		$ 2.7233
Warrants expiration period		2036-04
Warrants outstanding							2,257,053	2,257,053
Series A Preferred Stock Warrants | Warrant Issued Two Thousand Twelve
Class of Warrant or Right [Line Items]
Warrants issued						1,000,000
Warrants exercise price						$ 2.7233
Warrants exercise period						10 years
Warrants exercise period, extended	10 years
Warrants contractual exercise period	2032-10
Series A Preferred Stock Warrants | Warrant Issued Two Thousand Fifteen
Class of Warrant or Right [Line Items]
Warrants issued					1,134,653
Warrants exercise price					$ 2.7233
Warrants exercise period					10 years
Warrants exercise period, extended	10 years
Warrants contractual exercise period	2035-10
Series B Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants issued			35,412	331,927
Warrants exercise price			$ 7.486	$ 7.486
Warrants outstanding							367,339	367,339
Series B Preferred Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Warrants expiration period			2036-06	2026-06
Series B Preferred Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Warrants expiration period			2037-01	2026-07